Shareholder Fees	Jul. 22, 2026
First Trust Indxx Quality Precious Metals Miners ETF | First Trust Indxx Quality Precious Metals Miners ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%